Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other current liabilities
Schedule of summary of other current liabilities

	December 31, 2018	December 31, 2019
	RMB	RMB
Professional service fee	10,238	5,741
Online promotional expense payables	9,554	28,595
Software purchases payables	2,760	-
Tickets printing&delivery payables	2,450	1,271
Advertising expenses	8,611	1,798
Others	2,813	3,508
Total	36,426	40,913